Sector Weightings
Cambria Shareholder Yield ETF
Consumer Discretionary	26.74%
Financial	14.67%
Materials	12.89%
Industrials	12.16%
Energy	11.37%
Information Technology	10.43%
Communication Services	4.72%
Consumer Staples	4.64%
Health Care	2.38%
100.00%

Percentages based on total investments.

Cambria Shareholder Yield ETF

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Value
Common Stocks (98.04%)
Communication Services (4.63%)
CenturyLink, Inc.	57,276	$552,713
Fox Corp., Class B	21,164	545,396
Meredith Corp.(a)	33,189	476,594
News Corp., Class A	48,766	620,304
ViacomCBS, Inc., Class B	24,753	645,311
		2,840,318
Consumer Discretionary (26.21%)
Abercrombie & Fitch Co., Class A	42,957	413,676
Buckle, Inc.	32,716	524,437
Dick's Sporting Goods, Inc.	16,317	744,382
Dillard's, Inc., Class A(a)	10,397	244,849
Fiat Chrysler Automobiles NV(a)(b)	71,743	728,191
Foot Locker, Inc.	15,725	462,158
GameStop Corp., Class A(b)	122,729	492,143
Gap, Inc.	38,369	512,994
General Motors Co.	25,678	639,125
Guess?, Inc.(a)	35,705	369,190
International Game Technology PLC	46,139	454,931
Kohl's Corp.	13,320	253,613
Lear Corp.	5,587	616,693
Marriott Vacations Worldwide Corp.	10,138	858,283
Meritage Homes Corp.(b)	9,513	943,499
Ralph Lauren Corp.	7,036	501,667
Rent-A-Center, Inc., Class A	36,704	1,061,480
Shoe Carnival, Inc.(a)	20,276	497,776
Signet Jewelers, Ltd.(a)	38,036	408,507
Six Flags Entertainment Corp.	13,216	229,826
Stamps.com, Inc.(b)	9,509	2,475,002
Toll Brothers, Inc.	31,265	1,194,323
Whirlpool Corp.	6,512	1,062,237
Wyndham Destinations, Inc.	14,615	388,759
		16,077,741
Consumer Staples (4.54%)
Cal-Maine Foods, Inc.(b)	14,023	616,241
Nu Skin Enterprises, Inc., Class A	24,346	1,091,918
Tyson Foods, Inc., Class A	9,472	582,054
Walgreens Boots Alliance, Inc.	12,210	497,069
		2,787,282
Energy (11.15%)
Arch Resources, Inc., Class A	8,917	276,605
Baker Hughes Co.	37,925	587,458
Chevron Corp.	5,328	447,232
ConocoPhillips	11,470	428,863
CVR Energy, Inc.	26,788	514,330
Halliburton Co.	85,803	1,229,557
Helmerich & Payne, Inc.	31,154	555,476
HollyFrontier Corp.	23,310	641,025
Murphy Oil Corp.(a)	83,879	1,108,042
Schlumberger, Ltd.	33,448	606,747
Valero Energy Corp.	7,845	441,124
		6,836,459
Financials (14.39%)
Aflac, Inc.	12,774	454,371
Allstate Corp.	6,153	580,782
Ameriprise Financial, Inc.	4,481	688,416
Assured Guaranty, Ltd.	14,808	323,259
CIT Group, Inc.	14,615	277,246
Citizens Financial Group, Inc.	18,686	463,600
Discover Financial Services	8,103	400,531
Franklin Resources, Inc.	23,051	485,223
JPMorgan Chase & Co.	5,628	543,890
Lincoln National Corp.	10,878	405,423
M&T Bank Corp.	4,181	442,977
MetLife, Inc.	13,986	529,370
PNC Financial Services Group, Inc.	4,699	501,242
Synchrony Financial	19,732	436,669
Unum Group	22,348	385,056
US Bancorp	11,951	440,275
Voya Financial, Inc.	12,062	595,863
Waddell & Reed Financial, Inc., Class A	38,003	554,464
Wells Fargo & Co.	12,987	315,065
		8,823,722
Health Care (2.33%)
Biogen, Inc.(b)	2,516	691,120
McKesson Corp.	4,921	738,938
		1,430,058
Industrials (11.93%)
AerCap Holdings NV(b)	26,862	723,394

	Shares	Value
Industrials (continued)
Copa Holdings SA, Class A	12,950	$536,648
Cummins, Inc.(a)	4,118	795,845
Delta Air Lines, Inc.	11,298	282,111
Eaton Corp. PLC	7,997	744,761
KAR Auction Services, Inc.	26,677	403,623
nVent Electric PLC	33,041	600,024
Regal Beloit Corp.	7,030	646,549
Schneider National, Inc., Class B	24,679	620,183
United Airlines Holdings, Inc.(b)	17,612	552,664
Wabash National Corp.	44,844	510,773
Werner Enterprises, Inc.	20,424	898,350
		7,314,925
Information Technology (10.23%)
Apple, Inc.	3,044	1,293,822
Avnet, Inc.	14,957	399,651
Hewlett Packard Enterprise Co.	44,481	439,027
HP, Inc.	35,742	628,344
Intel Corp.	13,024	621,636
Micron Technology, Inc.(b)	13,616	681,549
Qorvo, Inc.(b)	8,965	1,148,865
Western Union Co.	28,754	698,147
Xerox Holdings Corp.	21,760	362,304
		6,273,345
Materials (12.63%)
Cabot Corp.	16,095	587,146
Domtar Corp.	23,347	490,054
DuPont de Nemours, Inc.	15,466	827,122
Huntsman Corp.	34,854	644,799
International Paper Co.	15,910	553,509
Louisiana-Pacific Corp.	26,382	835,518
LyondellBasell Industries NV, Class A	7,474	467,274
Olin Corp.	34,891	392,175
Reliance Steel & Aluminum Co.	6,031	592,606
Steel Dynamics, Inc.	22,496	616,615
Trinseo SA	26,011	564,439
Warrior Met Coal, Inc.	34,521	549,574
Worthington Industries, Inc.	16,798	628,581
		7,749,412
Total Common Stocks
(Cost $65,548,113)		60,133,262

	Shares	Value
Short-Term Investment (5.78%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.09%(c)(d)	3,544,278	$3,544,278

Total Short-Term Investment
(Cost $3,544,278)		3,544,278

Total Investments (103.82%)
(Cost $69,092,391)		$63,677,540

Liabilities Less Other Assets (-3.82%)		(2,341,647)

Net Assets (100.00%)		$61,335,893

Percentages based on Net Assets.

(a)	This security or a partial position of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $3,379,508.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day effective yield as of July 31, 2020.
(d)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of July 31, 2020 was $3,544,278.

Investment Abbreviations:

PLC - Public Limited Company

As of July 31, 2020, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2020 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Foreign Shareholder Yield ETF
Materials	25.29%
Financial	20.24%
Consumer Discretionary	15.57%
Communication Services	11.18%
Energy	8.62%
Industrials	7.62%
Consumer Staples	4.83%
Utilities	2.84%
Information Technology	2.10%
Health Care	0.93%
Other	0.78%
100.00%

Percentages based on total investments.

Cambria Foreign Shareholder Yield ETF

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Value
Common Stocks (98.38%)
Australia (12.01%)
AGL Energy, Ltd.	16,264	$193,121
Alumina, Ltd.	102,303	111,097
BHP Group, Ltd.	9,272	243,446
BlueScope Steel, Ltd.	9,519	76,101
Crown Resorts, Ltd.	24,465	156,437
Fortescue Metals Group, Ltd.	45,068	560,581
Perpetual, Ltd.(a)	8,238	178,511
Qantas Airways, Ltd.	63,004	145,393
South32, Ltd.	171,646	252,623
Super Retail Group, Ltd.	41,801	265,198
Whitehaven Coal, Ltd.	58,691	58,075
		2,240,583
Belgium (1.12%)
Ageas SA	5,564	208,749

Canada (12.87%)
Canadian Natural Resources, Ltd.	7,600	134,076
Canadian Western Bank	7,600	129,366
Crescent Point Energy Corp.	87,400	135,069
Great-West Lifeco, Inc.	6,661	117,759
Imperial Oil, Ltd.	9,500	148,587
Labrador Iron Ore Royalty Corp.	11,108	212,797
Magna International, Inc.	5,776	266,969
Methanex Corp.	3,800	70,414
Norbord Inc.	5,700	185,369
Seven Generations Energy, Ltd.(b)	58,900	161,382
Sun Life Financial, Inc.	3,800	148,119
Suncor Energy, Inc.	7,600	119,551
TORC Oil & Gas, Ltd.	106,400	132,657
Tourmaline Oil Corp.	17,100	173,879
TransAlta Corp.	24,700	161,538
Whitecap Resources, Inc.	62,700	103,451
		2,400,983
Denmark (2.02%)
Pandora A/S	2,133	134,998
Scandinavian Tobacco Group A/S(c)(d)	16,435	241,519
		376,517
Finland (3.05%)
Nokian Renkaat Oyj	8,455	202,778
Stora Enso Oyj	18,354	230,358
UPM-Kymmene Oyj	5,111	136,244
		569,380
France (1.89%)
Casino Guichard-Perrachon SA(a)(b)	3,495	97,160
Rexel SA(b)	21,679	255,011
		352,171
Germany (4.10%)
DWS Group GmbH & Co. KGaA(b)(c)	4,237	158,888
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,375	364,106
TUI AG(b)	19,912	75,409
United Internet AG	3,667	166,173
		764,576
Great Britain (17.34%)
Anglo American PLC	5,244	128,378
Aviva PLC	48,203	166,389
Babcock International Group PLC	17,765	67,066
Barratt Developments PLC	33,991	227,188
Bellway PLC	5,016	167,170
Berkeley Group Holdings PLC	2,698	157,302
Dialog Semiconductor PLC(b)	4,769	217,965
Direct Line Insurance Group PLC	42,649	165,473
Fiat Chrysler Automobiles NV(b)	9,120	92,604
HSBC Holdings PLC	25,782	115,488
Inchcape PLC(b)	30,799	173,036
Legal & General Group PLC	57,730	161,717
Man Group PLC	130,644	212,142
Quilter PLC(c)	87,495	167,559
Redrow PLC(b)	25,707	143,890
Rio Tinto PLC	5,174	312,564
Royal Mail PLC	38,416	80,911
Standard Life Aberdeen PLC	55,803	182,908
Vodafone Group PLC	96,371	145,779
WPP PLC	19,988	148,614
		3,234,143
Hong Kong (5.99%)
China Resources Cement Holdings, Ltd.	123,500	168,910

	Shares	Value
Hong Kong (continued)
China Resources Power Holdings Co., Ltd.	131,100	$167,125
Kingboard Laminates Holdings, Ltd.	148,200	166,551
Nine Dragons Paper Holdings, Ltd.	171,000	178,936
Shandong Chenming Paper Holdings, Ltd.	242,250	114,400
Shougang Fushan Resources Group, Ltd.	1,406,000	321,100
		1,117,022
Italy (1.73%)
Eni SpA	18,012	160,000
UnipolSai Assicurazioni SpA	63,194	161,980
		321,980
Japan (20.79%)
Amada Co., Ltd.	19,000	127,259
Bridgestone Corp.	5,700	166,603
Concordia Financial Group, Ltd.	57,000	167,465
Ebara Corp.	7,600	178,486
GungHo Online Entertainment, Inc.	11,400	207,743
Japan Tobacco, Inc.	9,500	162,619
Kaken Pharmaceutical Co., Ltd.	3,800	171,414
KDDI Corp.	11,400	350,976
Kurabo Industries, Ltd.	7,600	139,644
Mitsubishi Gas Chemical Co., Inc.	15,200	239,369
Mixi, Inc.	9,500	184,516
Nikon Corp.	17,100	118,572
Nippon Carbon Co., Ltd.	5,700	169,349
Nippon Light Metal Holdings Co., Ltd.	112,100	183,206
Nitto Denko Corp.	3,800	213,594
NSK, Ltd.	26,600	175,901
NTT DOCOMO, Inc.	5,700	156,561
Showa Denko KK	9,500	195,286
Ushio, Inc.	17,100	199,342
Z Holdings Corp.	70,300	369,913
		3,877,818
Luxembourg (0.82%)
APERAM SA	5,377	152,266

Netherlands (5.99%)
Aegon NV	59,793	176,506
ASR Nederland NV	5,886	189,491
Koninklijke Ahold Delhaize NV	13,281	382,819
NN Group NV	6,422	234,509
Royal Dutch Shell PLC, Class A	9,063	133,061
		1,116,386
Norway (1.70%)
Telenor ASA	9,598	148,528
Yara International ASA	4,047	169,094
		317,622

	Shares	Value
Spain (0.66%)
Repsol SA(a)	15,903	123,263

Sweden (2.76%)
Betsson AB	45,676	342,298
Telia Co. AB	44,427	172,440
		514,738
Switzerland (3.54%)
Glencore PLC	80,902	184,946
Swatch Group AG	4,256	168,648
Zurich Insurance Group AG	836	307,324
		660,918
Total Common Stocks
(Cost $20,741,072)		18,349,115

	Shares	Value
Short-Term Investment (1.29%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.09%(e)(f)	240,608	$240,608

Total Short-Term Investment
(Cost $240,608)		240,608

Total Investments (99.67%)
(Cost $20,981,680)		$18,589,723

Other Assets Less Liabilities (0.33%)		61,840

Net Assets (100.00%)		$18,651,563

Percentages based on Net Assets.

(a)	This security or a partial position of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $245,772.
(b)	Non-income producing security.
(c)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of July 31, 2020, these securities had a total aggregate market value of $567,966, which represented approximately 3.05% of net assets.
(d)	Securities exempt from registration under the Securities Act, and may be deemed to be "restricted securities" under the Securities Act. As of July 31, 2020, the aggregate market value of those securities was $567,966 representing 3.05% of the Fund's net assets.
(e)	Rate shown is the 7-day effective yield as of July 31, 2020.

(f)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of July 31, 2020 was $240,608.

Investment Abbreviations:

PLC - Public Limited Company

As of July 31, 2020, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2020 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Global Value ETF
Financial	23.89%
Utilities	18.56%
Materials	14.39%
Energy	9.34%
Other	8.82%
Consumer Staples	7.38%
Industrials	7.02%
Communication Services	4.52%
Consumer Discretionary	3.22%
Real Estate	2.86%
100.00%

Percentages based on total investments.

Cambria Global Value ETF

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Value
Common Stocks (88.53%)
Austria (7.48%)
BAWAG Group AG(a)(b)(c)	36,176	$1,319,319
Erste Group Bank AG(a)	21,594	480,754
Erste Group Bank AG(a)	30,150	687,151
IMMOFINANZ AG(a)	53,536	884,773
Raiffeisen Bank International AG(a)	56,896	975,153
UNIQA Insurance Group AG	135,968	853,674
Voestalpine AG	45,472	1,004,055
Wienerberger AG(a)	56,672	1,299,758
		7,504,637
Chile (7.97%)
Banco de Credito e Inversiones SA	27,888	994,605
CAP SA(a)	209,552	1,577,771
Cencosud SA	816,704	1,422,916
Cia Cervecerias Unidas SA	131,824	1,024,036
Colbun SA	6,698,272	1,212,052
Empresa Nacional de Telecomunicaciones SA	185,248	1,320,907
Latam Airlines Group SA(a)	262,304	450,767
		8,003,054
Czech Republic (7.97%)
CEZ AS	105,504	2,114,280
Komercni banka as(a)	66,752	1,542,921
Moneta Money Bank AS(b)(c)	610,064	1,390,949
PFNonwovens SA(a)	46,032	1,413,150
Philip Morris CR AS	2,576	1,537,693
		7,998,993
Greece (7.93%)
FF Group(a)(d)	25,407	0
Hellenic Petroleum SA	139,664	858,783
Hellenic Telecommunications Organization SA	95,200	1,401,765
JUMBO SA	54,049	1,057,512
Karelia Tobacco Co. Inc SA	4,769	1,449,356
Motor Oil Hellas Corinth Refineries SA	103,488	1,394,582
Mytilineos SA	92,736	856,431
Public Power Corp. SA(a)	208,208	939,343
		7,957,772
Italy (8.83%)
Atlantia SpA(a)	46,985	744,406
Enel SpA	263,536	2,399,338
Eni SpA	75,596	671,515
Intesa Sanpaolo SpA(a)	506,775	1,019,125
Telecom Italia SpA	2,252,795	904,377
UniCredit SpA(a)	91,651	833,564
Unipol Gruppo SpA(a)	255,571	1,063,913
UnipolSai Assicurazioni SpA	477,933	1,225,051
		8,861,289
Poland (9.06%)
Alior Bank SA(a)(e)	213,472	831,295
Bank Polska Kasa Opieki SA(a)	40,208	542,999
Eurocash SA(a)	145,712	611,583
Grupa Lotos SA	64,991	842,462
Jastrzebska Spolka Weglowa SA(e)	236,432	1,041,277
KGHM Polska Miedz SA(a)	43,120	1,451,206
PGE Polska Grupa Energetyczna SA(a)	472,304	835,061
Polski Koncern Naftowy ORLEN SA	44,912	638,902
Powszechna Kasa Oszczednosci Bank Polski SA(a)	116,368	675,772
Santander Bank Polska SA(a)	11,536	463,245
Tauron Polska Energia SA(a)	1,680,473	1,165,677
		9,099,479
Portugal (8.21%)
Altri SGPS SA	57,260	282,884
Corticeira Amorim SGPS SA	145,199	1,688,142
Energias de Portugal SA	362,466	1,829,558
Galp Energia SGPS SA	101,641	1,065,582
Jeronimo Martins SGPS SA	33,428	562,889
Mota-Engil SGPS SA(a)	198,240	273,215
Navigator Co. SA	272,496	678,568
NOS SGPS SA	168,560	744,187
REN - Redes Energeticas Nacionais SGPS SA	83,150	239,970
Semapa-Sociedade de Investimento e Gestao	97,328	877,056
		8,242,051
Russia (7.73%)
Alrosa PJSC	1,360,128	1,251,824

	Shares	Value
Russia (continued)
Gazprom Neft PJSC	360,640	$1,558,789
Gazprom PJSC	401,744	985,253
Rosneft Oil Co. PJSC	213,248	1,024,291
Sberbank of Russia PJSC(a)	309,737	922,826
Severstal PAO	89,376	1,094,621
Unipro PJSC	24,146,752	921,038
		7,758,642
Singapore (6.89%)
CapitaLand, Ltd.	436,800	877,415
City Developments, Ltd.	168,000	1,000,175
ComfortDelGro Corp., Ltd.	604,800	598,637
Golden Agri-Resources, Ltd.	4,646,484	530,930
Jardine Cycle & Carriage, Ltd.	44,800	652,111
Oversea-Chinese Banking Corp., Ltd.	134,400	837,310
SATS, Ltd.	302,400	603,039
Sembcorp Industries, Ltd.	504,000	634,585
Singapore Airlines, Ltd.	156,800	390,288
United Overseas Bank, Ltd.	56,000	790,277
		6,914,767
Spain (8.72%)
Acciona SA	7,186	793,996
Banco Bilbao Vizcaya Argentaria SA	116,192	360,923
Banco Santander SA	161,400	343,854
CaixaBank SA	232,219	497,849
Enagas SA	38,106	959,237
Endesa SA	45,036	1,275,329
Ferrovial SA	25,969	634,442
Iberdrola SA	171,732	2,209,032
Mapfre SA	356,209	640,306
Naturgy Energy Group SA(e)	55,920	1,036,812
		8,751,780
Turkey (7.74%)
Akbank T.A.S.(a)	943,845	707,243
Eregli Demir ve Celik Fabrikalari TAS	678,140	740,882
Haci Omer Sabanci Holding AS	678,914	813,571
KOC Holding AS	361,923	836,879
Petkim Petrokimya Holding AS(a)	1,654,992	925,356
Turkiye Halk Bankasi AS(a)	977,539	771,631
Turkiye Is Bankasi AS, Class C(a)	1,023,842	702,766
Turkiye Sise ve Cam Fabrikalari AS	934,082	770,721
Turkiye Vakiflar Bankasi TAO, Class D(a)	991,103	637,775
Yapi ve Kredi Bankasi AS(a)	2,816,731	861,977
		7,768,801
Total Common Stocks
(Cost $113,377,194)		88,861,265

	Shares	Value
Exchange Traded Funds (7.81%)
United States (7.81%)
iShares® MSCI Colombia ETF(e)	901,700	$7,845,692

Total Exchange Traded Funds
(Cost $7,116,289)		7,845,692

	Shares	Value
Rights (0.04%)
Energias de Portugal SA, Expires 08/04/2020, Strike Price $3	362,466	$36,804

	Shares	Value
Short-Term Investment (1.48%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.09%(f)(g)	1,482,718	$1,482,718

Total Short-Term Investment
(Cost $1,482,718)		1,482,718

Total Investments (97.86%)
(Cost $121,976,201)		$98,226,479

Other Assets Less Liabilities (2.14%)		2,146,741

Net Assets (100.00%)		$100,373,220

Percentages based on Net Assets.

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of July 31, 2020, these securities had a total aggregate market value of $2,710,268, which represented approximately 2.70% of net assets.
(c)	Securities exempt from registration under the Securities Act, and may be deemed to be "restricted securities" under the Securities Act. As of July 31, 2020, the aggregate market value of those securities was $2,710,268 representing 2.70% of the Fund's net assets.
(d)	Level 3 security in accordance with fair value hierarchy.
(e)	This security or a partial position of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $1,466,035.
(f)	Rate shown is the 7-day effective yield as of July 31, 2020.

(g)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of July 31, 2020 was $1,482,718.

Investment Abbreviations:

ETF- Exchange Traded Fund

PJSC - Private Joint Stock Company

Cambria Global Value ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs(1)	Total
Common Stocks
Austria	$7,504,637	–	$–	7,504,637
Chile	8,003,054	–	–	8,003,054
Czech Republic	7,998,993	–	–	7,998,993
Greece	7,957,772	–	–	7,957,772
Italy	8,861,289	–	–	8,861,289
Poland	9,099,479	–	–	9,099,479
Portugal	8,242,051	–	–	8,242,051
Russia	7,758,642	–	–	7,758,642
Singapore	6,914,767	–	–	6,914,767
Spain	8,751,780	–	–	8,751,780
Turkey	7,768,801	–	–	7,768,801
Exchange Traded Funds
United States	7,845,692	–	–	7,845,692
Rights
Portugal	36,804	–	–	36,804
Short-Term Investment	1,482,718	–	–	1,482,718
Total	$98,226,479	$–	$–	$98,226,479

For the period ended July 31, 2020 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Schedules of Investments for further information regarding fair value measurements.

(1)	Included in Level 3 is one security with total value of $0. A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Sector Weightings
Cambria Global Momentum ETF
Exchange Traded Funds	100.00%
100.00%

Percentages based on total investments.

Cambria Global Momentum ETF

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Value
Exchange Traded Funds (97.21%)
United States (97.21%)
Affiliated ETF (11.42%)
Cambria Sovereign Bond ETF*	159,838	$4,043,901
Cambria Tail Risk ETF*	199,996	4,417,912
		8,461,813
Equity ETF (44.89%)
iShares® Global Healthcare ETF(a)	79,408	5,661,791
iShares® Global Tech ETF(a)	21,840	5,471,357
iShares® MSCI Global Gold Miners ETF(a)	198,528	7,057,670
Invesco DB Precious Metals Fund	121,220	6,582,246
Schwab US TIPS ETF	67,943	4,169,662
SPDR® Portfolio TIPS ETF(a)	139,955	4,317,612
		33,260,338
Fixed Income ETF (40.90%)
iShares® 20+ Year Treasury Bond ETF	32,880	5,622,480
iShares® 3-7 Year Treasury Bond ETF(a)	31,998	4,289,972
iShares® 7-10 Year Treasury Bond ETF	36,001	4,420,923
iShares® MBS ETF	54,420	6,030,824
Vanguard® Long-Term Bond ETF	47,599	5,572,415
Vanguard® Total Bond Market ETF	48,807	4,366,274
		30,302,888
Total Exchange Traded Funds
(Cost $65,493,101)		72,025,039

	Shares	Value
Short-Term Investment (11.12%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.09%(b)(c)	8,241,004	$8,241,004

Total Short-Term Investment
(Cost $8,241,004)		8,241,004

Total Investments (108.33%)
(Cost $73,734,105)		$80,266,043

Liabilities Less Other Assets (-8.33%)		(6,175,162)

Net Assets (100.00%)		$74,090,881

Percentages based on Net Assets.

*	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor.
(a)	This security or a partial position of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $8,077,218.
(b)	Rate shown is the 7-day effective yield as of July 31, 2020.
(c)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of July 31, 2020 was $8,241,004.

Investment Abbreviations:

ETF - Exchange Traded Fund

MBS - Mortgage-Backed Security

MSCI - Morgan Stanley Capital

SPDR - Standard & Poor's Depository Receipt

TIPS - Treasury Inflation Protected Security

Transactions with affiliated companies during the period ended July 31, 2020 are as follows:

Security Name	Value at 4/30/2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value at 7/31/2020	Shares at 7/31/2020	Dividend Income
Cambria Sovereign Bond ETF	$4,126,597	$–	$(510,414)	$452,069	$(24,351)	$4,043,901	159,838	$13,423
Cambria Tail Risk ETF	5,158,782	–	(595,540)	(170,290)	24,960	4,417,912	199,996	2,922
	$9,285,379	$–	$(1,105,954)	$281,779	$609	$8,461,813	359,834	$16,345

As of July 31, 2020, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2020 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Global Asset Allocation ETF
Exchange Traded Funds	100.00%
100.00%

Percentages based on total investments.

Cambria Global Asset Allocation ETF

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Value
Exchange Traded Funds (99.10%)
United States (99.10%)
Affiliated ETF (42.35%)
Cambria Emerging Shareholder Yield ETF*	154,567	$4,387,956
Cambria Foreign Shareholder Yield ETF*	92,960	1,823,875
Cambria Global Value ETF*	129,633	2,295,801
Cambria Shareholder Yield ETF*	116,142	3,843,963
Cambria Sovereign Bond ETF*	147,627	3,734,963
Cambria Value and Momentum ETF*	56,005	979,192
		17,065,750
Equity ETF (21.34%)
Alpha Architect International Quantitative Momentum ETF	38,307	1,042,464
Alpha Architect US Quantitative Momentum ETF(a)	80,002	3,212,312
Schwab U.S. REIT ETF	34,550	1,263,148
Schwab US TIPS ETF	25,344	1,555,361
Vanguard® Global ex-U.S. Real Estate ETF	24,876	1,179,122
Vanguard® Intermediate-Term Government Bond ETF	28,499	2,018,299
Vanguard® Long-Term Treasury ETF	19,958	2,078,426
Vanguard® Total Stock Market ETF(b)	6,522	1,079,522
		13,428,654
Fixed Income ETF (27.84%)
iShares® Short Treasury Bond ETF	8,145	901,977
SPDR® FTSE International Government Inflation-Protected Bond ETF(b)	25,851	1,436,799
VanEck Vectors Emerging Markets High Yield Bond ETF(b)	80,370	1,846,099
VanEck Vectors International High Yield Bond ETF(b)	38,336	939,615
Vanguard® Intermediate-Term Corporate Bond ETF	16,313	1,579,588
Vanguard® Short-Term Corporate Bond ETF	11,542	959,140
Vanguard® Total Bond Market ETF	36,901	3,301,163
Vanguard® Total International Bond ETF	40,576	2,362,741
		13,327,122
Multi-Asset ETF (7.57%)
Alpha Architect Value Momentum Trend ETF	37,406	863,705
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	203,627	2,761,182
		3,624,887
Total Exchange Traded Funds
(Cost $49,005,009)		47,446,413

	Shares	Value
Short-Term Investment (6.40%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.09%(c)(d)	3,064,704	$3,064,704

Total Short-Term Investment
(Cost $3,064,704)		3,064,704

Total Investments (105.50%)
(Cost $52,069,713)		$50,511,117

Liabilities Less Other Assets (-5.50%)		(2,633,658)

Net Assets (100.00%)		$47,877,459

Percentages based on Net Assets.

*	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor.
(a)	Investment is deemed to be an affiliate by virtue of the Fund owning at least 5% of shares of the issuer.
(b)	This security or a partial position of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $2,994,286.
(c)	Rate shown is the 7-day effective yield as of July 31, 2020.
(d)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of July 31, 2020 was $3,064,704.

Investment Abbreviations:

ETF - Exchange Traded Funds

FTSE - Financial Times Stock Exchange

REIT - Real Estate Investment Trust

SPDR - Standard & Poor's Depository Receipt

TIPS - Treasury Inflation Protected Security

Transactions with affiliated companies during the period ended July 31, 2020 are as follows:

Security Name	Value at 4/30/2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value at 7/31/2020	Shares at 7/31/2020	Dividend Income
Alpha Architect US Quantitative Momentum ETF	$2,802,605	$–	$(390,209)	$658,062	$141,854	$3,212,312	80,002	$–
Cambria Emerging Shareholder Yield ETF	4,325,986	–	(567,800)	590,029	39,741	4,387,956	154,567	68,183
Cambria Foreign Shareholder Yield ETF	1,860,260	–	(239,504)	274,317	(71,198)	1,823,875	92,960	23,181
Cambria Global Value ETF	2,397,560	–	(303,624)	238,766	(36,901)	2,295,801	129,633	19,738
Cambria Shareholder Yield ETF	2,880,265	1,044,610	(476,991)	379,871	16,208	3,843,963	116,142	27,720
Cambria Sovereign Bond ETF	3,829,933	–	(497,904)	473,074	(70,140)	3,734,963	147,627	12,664
Cambria Value and Momentum ETF	1,030,966	–	(127,866)	70,181	5,911	979,192	56,005	5,617
	$19,127,575	$1,044,610	$(2,603,898)	$2,684,300	$25,475	$20,278,062	776,936	$157,103

As of July 31, 2020, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2020 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Value and Momentum ETF
Consumer Discretionary	24.73%
Industrials	19.25%
Information Technology	11.25%
Energy	10.10%
Health Care	9.14%
Financial	8.22%
Consumer Staples	7.78%
Materials	6.03%
Communication Services	3.50%
100.00%

Percentages based on total investments.

Cambria Value and Momentum ETF

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Value
Common Stocks (87.98%)
Communication Services (3.09%)
Bandwidth, Inc., Class A(a)	698	$101,056
Eros International PLC(a)(b)	28,721	81,568
Meet Group, Inc.(a)	12,461	77,632
Tribune Publishing Co.	9,230	89,993
		350,249
Consumer Discretionary (21.81%)
Big Lots, Inc.	2,670	105,038
Buckle, Inc.	3,770	60,433
Camping World Holdings, Inc., Class A	3,227	118,173
Gentex Corp.	3,880	104,721
Lennar Corp., Class A	1,958	141,661
Lennar Corp., Class B	1,959	105,531
MDC Holdings, Inc.	3,018	135,297
Meritage Homes Corp.(a)	1,917	190,128
Nautilus, Inc.(a)	10,788	112,519
Overstock.com, Inc.(a)	3,294	248,994
PetMed Express, Inc.(b)	2,556	79,747
PulteGroup, Inc.	3,010	131,236
Rent-A-Center, Inc., Class A	5,698	164,786
Stamps.com, Inc.(a)	709	184,539
Target Corp.	1,037	130,538
Thor Industries, Inc.	788	89,824
TopBuild Corp.(a)	1,088	143,529
Winnebago Industries, Inc.	1,273	76,902
XPEL, Inc.(a)(c)	8,951	150,645
		2,474,241
Consumer Staples (6.86%)
Central Garden & Pet Co., Class A(a)	2,905	100,658
Fresh Del Monte Produce, Inc.	2,075	46,854
Ingles Markets, Inc., Class A	2,682	107,950
John B Sanfilippo & Son, Inc.	1,098	96,811
Rite Aid Corp.(a)	6,760	102,482
SpartanNash Co.	5,962	125,351
United Natural Foods, Inc.(a)	5,165	102,525
Weis Markets, Inc.	1,910	95,156
		777,787
Energy (8.90%)
Antero Resources Corp.(a)	30,571	90,490
Bonanza Creek Energy, Inc.(a)	5,456	99,245
CNX Resources Corp.(a)	10,759	103,824
DHT Holdings, Inc.	9,893	56,192
International Seaways, Inc.	3,081	53,209
Matador Resources Co.(a)	8,756	76,002
Nordic American Tankers, Ltd.(b)	18,765	85,381
Ovintiv, Inc.	8,614	83,470
Range Resources Corp.(b)	14,931	96,454
Renewable Energy Group, Inc.(a)	3,613	99,646
Southwestern Energy Co.(a)	33,402	81,167
Teekay Tankers, Ltd., Class A(a)(b)	5,681	85,045
		1,010,125
Financials (7.25%)
AMERISAFE, Inc.	1,118	70,948
Cannae Holdings, Inc.(a)	3,055	115,112
eHealth, Inc.(a)	1,093	75,570
Legg Mason, Inc.	1,816	90,782
Meta Financial Group, Inc.	2,990	55,793
Mr Cooper Group, Inc.(a)	6,827	111,485
NBT Bancorp, Inc.	2,002	59,640
PennyMac Financial Services, Inc.	2,189	105,641
RenaissanceRe Holdings, Ltd.	762	137,450
		822,421
Health Care (8.06%)
Biogen, Inc.(a)	239	65,651
Cigna Corp.	455	78,574
Corcept Therapeutics, Inc.(a)	6,539	97,758
CVS Health Corp.	1,092	68,730
Humana, Inc.	273	107,139
McKesson Corp.	494	74,179
Owens & Minor, Inc.	14,103	226,776
United Therapeutics Corp.(a)	759	84,606
XBiotech, Inc.(a)(b)	7,633	110,984
		914,397
Industrials (16.78%)
Arcosa, Inc.	2,633	111,165
Argan, Inc.	2,067	88,674
Astec Industries, Inc.	1,983	88,224
Atlas Air Worldwide Holdings, Inc.(a)	2,228	116,034
BMC Stock Holdings, Inc.(a)	4,557	116,659
Builders FirstSource, Inc.(a)	5,123	121,364

	Shares	Value
Industrials (continued)
Construction Partners, Inc., Class A(a)	5,884	$97,380
Cummins, Inc.	705	136,248
Foundation Building Materials, Inc.(a)	6,571	90,220
Gibraltar Industries, Inc.(a)	1,612	83,373
Hub Group, Inc., Class A(a)	1,551	82,048
Kornit Digital, Ltd.(a)	1,857	99,517
Marten Transport, Ltd.	3,657	97,349
Quanta Services, Inc.	2,487	99,405
Saia, Inc.(a)	1,095	130,798
Schneider National, Inc., Class B	3,913	98,334
UFP Industries, Inc.	2,631	153,177
Werner Enterprises, Inc.	1,859	81,768
WESCO International, Inc.(a)	303	11,778
		1,903,515
Information Technology (9.92%)
Amkor Technology, Inc.(a)	7,503	102,003
Diodes, Inc.(a)	1,807	92,970
Fabrinet(a)	1,788	129,863
KBR, Inc.	5,382	119,696
ManTech International Corp., Class A	923	64,222
Micron Technology, Inc.(a)	2,151	107,668
NortonLifeLock, Inc.	3,536	75,847
Photronics, Inc.(a)	6,032	71,660
Super Micro Computer, Inc.(a)	3,458	104,795
Ultra Clean Holdings, Inc.(a)	6,227	187,370
VirnetX Holding Corp.	13,381	69,180
		1,125,274
Materials (5.31%)
Boise Cascade Co.	2,704	125,979
Commercial Metals Co.	5,603	115,870
Hecla Mining Co.	29,764	164,297
Reliance Steel & Aluminum Co.	1,053	103,468
Stepan Co.	855	93,366
		602,980
Total Common Stocks
(Cost $8,082,418)		9,980,989

	Shares	Value
Preferred Stock (0.19%)
Industrials (0.19%)
WESCO International, Inc.(a)(d)(e)	804	$21,805

Total Preferred Stock
(Cost $21,346)		21,805

	Shares	Value
Short-Term Investment (3.11%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.09%(f)(g)	352,541	$352,541

Total Short-Term Investment
(Cost $352,541)		352,541

Total Investments (91.28%)
(Cost $8,456,305)		$10,355,335

Other Assets Less Liabilities (8.72%)		989,007

Net Assets (100.00%)		$11,344,342

Percentages based on Net Assets.

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $340,859.
(c)	Securities exempt from registration under the Securities Act, and may be deemed to be "restricted securities" under the Securities Act. As of July 31, 2020, the aggregate market value of those securities was $150,645 representing 0.93% of the Fund's net assets.
(d)	Floating or variable rate security. The reference rate is described above. The rate in effect as of July 31, 2020 is based on the reference rate plus the displayed spread as of the security's last reset date.
(e)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(f)	Rate shown is the 7-day effective yield as of July 31, 2020.
(g)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of July 31, 2020 was $352,541.

Investment Abbreviations:

PLC - Public Limited Company

The open futures contracts held by the Fund as of July 31, 2020 are as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500®	28	Sep-2020	$(4,269,579)	$(4,568,900)	$(299,321)

For the period ended July 31, 2020, the monthly average notional value of the short equity futures contracts held was $(4,758,372) and the ending notional value of the futures contacts was $(4,269,579).

Investment Abbreviations:

PLC - Public Limited Company

As of July 31, 2020, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2020 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Sovereign Bond ETF
Sovereign Debt	90.92%
U.S. Treasury Obligations	9.08%
100.00%

Percentages based on total investments.

Cambria Sovereign Bond ETF

Schedule of Investments

July 31, 2020 (Unaudited)

	Currency	Face Amount	Value
Sovereign Debt (80.30%)
Argentina (0.46%)
Argentine Bonos del Tesoro
15.500%, 10/17/2026	ARS	7,416,423	$23,143
16.000%, 10/17/2023	ARS	7,741,104	34,360
18.200%, 10/3/2021	ARS	7,807,548	51,836
			109,339
Brazil (6.52%)
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 1/1/2027	BRL	3,180,000	737,259
Brazilian Government International Bond, 8.500%, 1/5/2024	BRL	3,850,000	827,522
			1,564,781
Chile (2.38%)
Bonos de la Tesoreria de la Republica en pesos
4.500%, 3/1/2026	CLP	160,000,000	244,953
6.000%, 1/1/2024	CLP	210,000,000	326,536
			571,489
Colombia (2.95%)
Colombia Government International Bond, 4.500%, 1/28/2026(a)	USD	200,000	222,500
Colombian TES
7.000%, 5/4/2022	COP	819,000,000	235,081
7.500%, 8/26/2026	COP	812,500,000	251,706
			709,287
Croatia (2.30%)
Croatia Government International Bond
5.500%, 4/4/2023	USD	350,000	389,025
6.000%, 1/26/2024	USD	140,000	162,400
			551,425

	Currency	Face Amount	Value
Czech Republic (3.83%)
Czech Republic Government Bond, 0.250%, 2/10/2027	CZK	21,280,000	$921,044

Greece (3.08%)
Hellenic Republic Government Bond, 3.650%, 2/24/2024(b)	EUR	560,916	739,512

Hungary (3.29%)
Hungary Government Bond
5.500%, 6/24/2025	HUF	127,160,000	523,789
6.000%, 11/24/2023	HUF	67,200,000	266,862
			790,651
Indonesia (2.78%)
Indonesia Treasury Bond
7.000%, 5/15/2027	IDR	2,760,000,000	192,973
8.375%, 3/15/2024	IDR	6,390,000,000	474,567
			667,540
Italy (2.02%)
Italy Buoni Poliennali Del Tesoro, 2.800%, 12/1/2028	EUR	357,000	485,922

Malaysia (3.08%)
Malaysia Government Investment Issue, 4.070%, 9/30/2026	MYR	158,000	41,133
Malaysia Government Bond
4.181%, 7/15/2024	MYR	1,442,000	367,522
4.392%, 4/15/2026	MYR	158,000	41,647
4.498%, 4/15/2030	MYR	1,055,000	288,730
			739,032
Mexico (6.36%)
Mexican Bonos
7.500%, 6/3/2027	MXN	10,786,298	542,291
8.500%, 5/31/2029	MXN	8,906,716	477,665
10.000%, 12/5/2024	MXN	9,421,882	507,181
			1,527,137
New Zealand (2.24%)
New Zealand Government Bond, 4.500%, 4/15/2027	NZD	643,000	539,026

	Currency	Face Amount	Value
Peru (5.24%)
Peruvian Government International Bond, 4.125%, 8/25/2027	USD	1,064,000	$1,259,510

Philippines (2.99%)
Philippine Government Bond, 8.000%, 7/19/2031	PHP	23,853,684	718,337

Poland (3.27%)
Republic of Poland Government Bond
2.500%, 7/25/2026	PLN	756,000	221,050
3.250%, 7/25/2025	PLN	693,000	208,286
5.750%, 4/25/2029	PLN	962,000	356,176
			785,512
Romania (2.88%)
Romania Government Bond
4.750%, 2/24/2025	RON	500,000	126,825
5.800%, 7/26/2027	RON	1,470,000	401,295
5.850%, 4/26/2023	RON	630,000	162,649
			690,769
Russia (6.01%)
Russian Federal Bond - OFZ
7.000%, 1/25/2023	RUB	63,875,000	911,163
7.600%, 7/20/2022	RUB	11,343,000	161,862
7.600%, 4/14/2021	RUB	26,859,000	370,655
			1,443,680
Singapore (3.66%)
Singapore Government Bond, 2.875%, 7/1/2029	SGD	1,026,000	879,373

South Africa (6.48%)
Republic of South Africa Government Bond
8.000%, 1/31/2030	ZAR	24,601,648	1,328,582
8.250%, 3/31/2032	ZAR	4,456,473	226,609
			1,555,191
Thailand (3.21%)
Thailand Government Bond, 3.625%, 6/16/2023	THB	22,143,000	771,799

Turkey (5.27%)
Turkey Government Bond
8.500%, 9/14/2022	TRY	4,641,000	629,213
10.700%, 2/17/2021	TRY	4,431,000	636,942
			1,266,155
Total Sovereign Debt
(Cost $20,654,567)			19,286,511

	Currency	Face Amount	Value
U.S. Treasury Obligations (8.02%)
U.S. Treasury Bond, 2.250%, 2/15/2027	USD	1,716,500	$1,926,033

Total U.S. Treasury Obligations
(Cost $1,680,476)			1,926,033

Total Investments (88.32%)
(Cost $22,335,043)			$21,212,544

Other Assets Less Liabilities (11.68%)			2,805,586

Net Assets (100.00%)			$24,018,130

Percentages based on Net Assets.

(a)	Security is callable. The next call date is October 28, 2025.
(b)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

Currency Abbreviations:

ARS — Argentine PesoAUD

BRL — Brazilian Real

CLP — Chilean Peso

COP — Colombian Peso

CZK - Czech Koruna

EUR — Euro

HUF - Hungarian Forint

IDR - Indonesian Rupiah

MXN — Mexican Peso

MYR — Malaysian Ringgit

NZD — New Zealand DollarP

PHP — Philippine Peso

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

SGD - Singapore Dollar

THB — Thailand Baht

TRY— Turkish Lira

USD - United States Dollar

ZAR — South African Ran

As of July 31, 2020, all of the Fund's investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2020 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Emerging Shareholder Yield ETF
Materials	21.97%
Information Technology	20.75%
Industrials	14.13%
Consumer Discretionary	9.87%
Energy	9.37%
Utilities	6.77%
Financial	5.88%
Communication Services	3.59%
Consumer Staples	3.36%
Real Estate	2.09%
Health Care	1.41%
Other	0.81%
100.00%

 Percentages based on total investments.

Cambria Emerging Shareholder Yield ETF

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Value
Common Stocks (96.42%)
Australia (1.38%)
BHP Group PLC	20,746	$448,884

Brazil (1.33%)
Camil Alimentos SA	184,000	432,439

China (22.67%)
Anhui Conch Cement Co., Ltd., Class H	46,000	347,509
Bank of Communications Co., Ltd., Class H	460,000	255,216
China Lilang, Ltd.	460,000	246,907
China Medical System Holdings, Ltd.	138,000	167,196
China National Building Material Co., Ltd., Class H	138,000	214,025
China Petroleum & Chemical Corp., ADR	4,499	191,252
China Shenhua Energy Co., Ltd., Class H	161,000	268,392
China Telecom Corp., Ltd., Class H	1,104,000	329,050
CNOOC, Ltd.	276,000	292,015
Fufeng Group, Ltd.	650,572	235,876
Great Wall Motor Co., Ltd., Class H	471,500	460,531
Greatview Aseptic Packaging Co., Ltd.	638,524	242,218
Greenland Hong Kong Holdings, Ltd.	989,000	319,020
Huadian Fuxin Energy Corp., Ltd., Class H	552,000	173,072
Lenovo Group, Ltd.	337,334	203,263
Lonking Holdings, Ltd.	989,000	325,400
Qingdao Port International Co., Ltd., Class H(a)(b)	460,000	260,558
Shenzhen Expressway Co., Ltd., Class H	322,000	307,031
Sinopec Shanghai Petrochemical Co., Ltd., ADR	7,899	174,410
Sinotruk Hong Kong, Ltd.	172,500	537,511
Tianneng Power International, Ltd.(c)	138,000	320,504
Yadea Group Holdings, Ltd.(a)(b)(d)	1,196,000	1,004,601
Yanzhou Coal Mining Co., Ltd., Class H	346,096	270,168
Zhejiang Expressway Co., Ltd., Class H	306,666	227,913
		7,373,638
Colombia (0.78%)
Banco De Bogota Sa	15,295	254,357

Czech Republic (1.00%)
O2 Czech Republic AS	33,833	324,958

Greece (3.31%)
Aegean Airlines SA(d)	56,281	235,352
Hellenic Petroleum SA	41,952	257,959
Holding Co. ADMIE IPTO SA	124,016	322,848
Motor Oil Hellas Corinth Refineries SA	19,228	259,113
		1,075,272
India (1.23%)
Tata Chemicals, Ltd.	98,118	400,931

Indonesia (0.85%)
Gudang Garam Tbk PT	80,390	275,171

Mexico (0.49%)
Nemak SAB de CV(a)(b)	676,200	158,302

Russia (15.64%)
Alrosa PJSC	280,600	258,256
Center for Cargo Container Traffic TransContainer PJSC(d)	7,666	887,756
Federal Grid Co. Unified Energy System PJSC	125,810,000	336,477
Gazprom Neft PJSC	85,560	369,815
Gazprom PJSC	162,150	397,663
Inter RAO UES PJSC	4,232,000	329,203
LUKOIL PJSC	6,578	450,498

	Shares	Value
Russia (continued)
Magnitogorsk Iron & Steel Works PJSC	598,000	$321,963
Novolipetsk Steel PJSC	175,720	344,385
OGK-2 PJSC	36,110,000	365,284
Sberbank of Russia PJSC(d)	106,030	315,904
Severstal PAO	32,660	399,999
Unipro PJSC	8,142,000	310,563
		5,087,766
South Africa (10.91%)
AECI, Ltd.	63,457	322,598
African Rainbow Minerals, Ltd.	58,236	661,408
Exxaro Resources, Ltd.	22,747	178,782
Kumba Iron Ore, Ltd.	22,724	731,156
Nedbank Group, Ltd.	53,406	327,989
Netcare, Ltd.	345,598	274,962
Reunert, Ltd.	131,987	244,536
Telkom SA SOC, Ltd.	278,719	472,039
Truworths International, Ltd.	175,523	335,053
		3,548,523
South Korea (4.71%)
Hanmi Semiconductor Co., Ltd.	52,624	523,413
Huchems Fine Chemical Corp.	23,989	335,250
Kumho Industrial Co., Ltd.	42,259	241,906
Samsung C&T Corp.	1,771	157,567
Ssangyong Cement Industrial Co., Ltd.	64,539	274,104
		1,532,240
Taiwan (22.96%)
Acter Group Corp., Ltd.	46,000	302,275
ASROCK, Inc.	92,000	529,178
Asustek Computer, Inc.	23,000	169,981
Aten International Co., Ltd.	115,000	328,970
Catcher Technology Co., Ltd.	46,000	339,176
Chenbro Micom Co., Ltd.	138,000	400,416
Chicony Electronics Co., Ltd.	115,000	341,139
CyberPower Systems, Inc.	69,000	191,022
Foxsemicon Integrated Technology, Inc.	23,000	162,915
Gigabyte Technology Co., Ltd.	69,000	197,853
Global Mixed Mode Technology, Inc.	69,000	367,441
Holy Stone Enterprise Co., Ltd.	115,000	423,970
Huaku Development Co., Ltd.	115,000	333,680
Iron Force Industrial Co., Ltd.	69,000	207,274
Radiant Opto-Electronics Corp.	92,000	392,565
Shin Foong Specialty & Applied Materials Co., Ltd.	138,000	652,443
Sino-American Silicon Products, Inc.	115,000	384,714
Systex Corp.	115,000	317,978
TA-I Technology Co., Ltd.	161,000	401,202
Topco Scientific Co., Ltd.	92,000	364,301
Transcend Information, Inc.	115,000	259,093
Tripod Technology Corp.	92,000	398,846
		7,466,432
Thailand (0.68%)
Tisco Financial Group PLC	105,800	220,540

Turkey (8.48%)
Aksigorta AS	179,078	193,086
Alarko Holding AS(d)	432,377	335,737
Coca-Cola Icecek AS	53,889	343,848
Eczacibasi Yatirim Holding Ortakligi AS	81,167	179,907
Enerjisa Enerji AS(a)(b)	244,007	289,263
Eregli Demir ve Celik Fabrikalari TAS	228,344	249,470
Is Yatirim Menkul Degerler AS	470,143	531,121
Iskenderun Demir ve Celik AS	282,736	273,315
Tofas Turk Otomobil Fabrikasi AS	100,073	363,772
		2,759,519
Total Common Stocks
(Cost $31,399,868)		31,358,972

	Shares	Value
Rights (0.00%)
Simplo Technology Co., Ltd., Expires 12/31/2020, Strike Price $83	1,587	$0

	Shares	Value
Short-Term Investment (0.78%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.09%(e)(f)	252,540	$252,540

Total Short-Term Investment
(Cost $252,540)		252,540

Total Investments (97.20%)
(Cost $31,652,408)		$31,611,512

Other Assets Less Liabilities (2.80%)		911,684

Net Assets (100.00%)		$32,523,196

Percentages based on Net Assets.

(a)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of July 31, 2020, these securities had a total aggregate market value of $1,712,724, which represented approximately 5.27% of net assets.
(b)	Securities exempt from registration under the Securities Act, and may be deemed to be "restricted securities" under the Securities Act. As of July 31, 2020, the aggregate market value of those securities was $1,712,724 representing 5.27% of the Fund's net assets.
(c)	This security or a partial position of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $240,120.
(d)	Non-income producing security.
(e)	Rate shown is the 7-day effective yield as of July 31, 2020.
(f)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of July 31, 2020 was $252,540.

Investment Abbreviations:

ADR - American Depository Receipt

PJSC - Private Joint Stock Company

PLC - Public Limited Company

Cambria Emerging Shareholder Yield ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs(1)	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Australia	$448,884	$–	$–	$448,884
Brazil	432,439	–	–	432,439
China	7,373,638	–	–	7,373,638
Colombia	254,357	–	–	254,357
Czech Republic	324,958	–	–	324,958
Greece	1,075,272	–	–	1,075,272
India	400,931	–	–	400,931
Indonesia	275,171	–	–	275,171
Mexico	158,302	–	–	158,302
Russia	4,200,010	887,756	–	5,087,766
South Africa	3,548,523	–	–	3,548,523
South Korea	1,532,240	–	–	1,532,240
Taiwan	7,466,432	–	–	7,466,432
Thailand	220,540	–	–	220,540
Turkey	2,759,519	–	–	2,759,519
Rights	–	–	–	–
Short-Term Investment	252,540	–	–	252,540
Total	$30,723,756	$887,756	$–	$31,611,512

For the period ended July 31, 2020 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Schedules of Investments for further information regarding fair value measurements.

(1)	Included in Level 2 is one Rights holding with total value of $0.

Sector Weightings
Cambria Tail Risk ETF
U.S. Treasury Obligations	95.69%
Purchased Options	4.31%
100.00%

Percentages based on total investments.

Cambria Tail Risk ETF

Schedule of Investments

July 31, 2020 (Unaudited)

	Face Amount	Value
U.S. Treasury Obligations (92.65%)
U.S. Treasury Bond, 0.625%, 5/15/2030	$285,992,600	$288,305,136

Total U.S. Treasury Obligations
(Cost $284,627,609)		288,305,136

	Contracts	Notional Amount	Value
Purchased Options (4.17%)
Put Options
S&P 500® Index
Expires 09/18/20, Strike Price $3,050	23	$7,523,576	$104,535
Expires 12/18/20, Strike Price $3,100	25	8,177,800	371,500
Expires 12/18/20, Strike Price $2,950	34	11,121,808	379,270
Expires 12/18/20, Strike Price $2,900	8	2,616,896	80,840
Expires 12/18/20, Strike Price $2,850	22	7,196,464	200,970
Expires 12/18/20, Strike Price $2,825	17	5,560,904	147,645
Expires 12/18/20, Strike Price $2,700	10	3,271,120	66,700
Expires 12/18/20, Strike Price $3,000	46	15,047,152	565,340
Expires 03/19/21, Strike Price $2,950	25	8,177,800	394,375
Expires 03/19/21, Strike Price $2,925	8	2,616,896	121,360
Expires 03/19/21, Strike Price $2,400	15	4,906,680	91,350
Expires 03/19/21, Strike Price $2,900	18	5,888,016	262,620
Expires 03/19/21, Strike Price $2,800	10	3,271,120	124,300
Expires 03/19/21, Strike Price $2,500	11	3,598,232	81,125
Expires 03/19/21, Strike Price $2,550	8	2,616,896	64,680
Expires 03/19/21, Strike Price $2,600	16	5,233,792	141,520
Expires 03/19/21, Strike Price $2,675	18	5,888,016	181,530
Expires 03/19/21, Strike Price $2,700	24	7,850,688	252,600
Expires 03/19/21, Strike Price $2,750	14	4,579,568	160,300
Expires 03/19/21, Strike Price $2,915	11	3,598,232	164,285
Expires 03/19/21, Strike Price $2,775	12	3,925,344	143,220
Expires 06/18/21, Strike Price $3,000	6	1,962,672	124,560
Expires 06/18/21, Strike Price $2,850	11	3,598,232	185,955
Expires 06/18/21, Strike Price $2,125	10	3,271,120	50,900
Expires 06/18/21, Strike Price $2,350	8	2,616,896	61,840
Expires 06/18/21, Strike Price $2,400	25	8,177,800	210,750
Expires 06/18/21, Strike Price $2,500	20	6,542,240	199,600
Expires 06/18/21, Strike Price $2,600	44	14,392,928	515,240
Expires 06/18/21, Strike Price $2,800	28	9,159,136	442,120
Expires 06/18/21, Strike Price $2,700	30	9,813,360	409,200
Expires 06/18/21, Strike Price $2,950	15	4,906,680	291,075
Expires 09/17/21, Strike Price $2,975	6	1,962,672	138,930
Expires 09/17/21, Strike Price $2,950	49	16,028,488	1,099,315
Expires 09/17/21, Strike Price $2,925	6	1,962,672	130,440
Expires 09/17/21, Strike Price $2,900	6	1,962,672	126,300
Expires 09/17/21, Strike Price $2,850	42	13,738,704	828,870
Expires 09/17/21, Strike Price $2,800	37	12,103,144	683,760
Expires 12/17/21, Strike Price $2,675	17	5,560,904	304,130
Expires 12/17/21, Strike Price $2,100	17	5,560,904	128,860
Expires 12/17/21, Strike Price $2,750	6	1,962,672	118,320
Expires 12/17/21, Strike Price $2,800	45	14,720,040	945,000

	Contracts	Notional Amount	Value
Purchased Options (continued)
Expires 12/17/21, Strike Price $2,850	4	$1,308,448	$89,680
Expires 12/17/21, Strike Price $2,900	32	10,467,584	760,000
Expires 12/17/21, Strike Price $2,925	8	2,616,896	195,840
Expires 12/17/21, Strike Price $2,600	14	4,579,568	226,660
Expires 12/17/21, Strike Price $2,700	33	10,794,696	610,170
Total Purchased Options
(Cost $20,061,717)			12,977,580

Total Investments (96.82%)
(Cost $304,689,326)			$301,282,716

Other Assets Less Liabilities (3.18%)			9,908,606

Net Assets (100.00%)			$311,191,322

Percentages based on Net Assets.

Cambria Tail Risk ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Treasury Obligations	$–	$288,305,136	$–	$288,305,136
Total	$–	$288,305,136	$–	$288,305,136
Other Financial Instruments
Purchased Options	$12,977,580	$–	$–	$12,977,580
Total	$12,977,580	$–	$–	$12,977,580

For the period ended July 31, 2020 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Trinity ETF
Exchange Traded Funds	100.00%
100.00%

Percentages based on total investments.

Cambria Trinity ETF

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Value
Exchange Traded Funds (97.15%)
United States (97.15%)
Affiliated ETF (31.42%)
Cambria Emerging Shareholder Yield ETF(a)*	52,815	$1,499,349
Cambria Foreign Shareholder Yield ETF*	84,192	1,651,847
Cambria Global Value ETF*	81,897	1,450,396
Cambria Shareholder Yield ETF*	50,037	1,656,080
Cambria Sovereign Bond ETF*	105,397	2,666,544
Cambria Tail Risk ETF*	28,249	624,020
Cambria Value and Momentum ETF*	147,271	2,574,886
		12,123,122
Equity ETF (29.98%)
iShares® Global Healthcare ETF	12,240	872,712
iShares® Global Tech ETF	3,958	991,558
iShares® MSCI Global Gold Miners ETF(a)	29,240	1,039,482
Invesco DB Precious Metals Fund	20,604	1,118,797
Schwab US TIPS ETF	26,819	1,645,882
SPDR® Portfolio TIPS ETF	22,802	703,442
Vanguard® Global ex-U.S. Real Estate ETF	14,756	699,434
Vanguard® Intermediate-Term Government Bond ETF	53,244	3,770,740
Vanguard® Real Estate ETF(a)	8,943	727,871
		11,569,918
Fixed Income ETF (23.39%)
iShares® 20+ Year Treasury Bond ETF	5,610	959,310
iShares® 3-7 Year Treasury Bond ETF	4,963	665,389
iShares® 7-10 Year Treasury Bond ETF	5,450	669,260
iShares® MBS ETF	10,880	1,205,722
SPDR® FTSE International Government Inflation-Protected Bond ETF	16,048	891,948
Vanguard® Long-Term Bond ETF	9,676	1,132,769
Vanguard® Total Bond Market ETF	39,136	3,501,107
		9,025,505

	Shares	Value
Multi-Asset ETF (12.36%)
Alpha Architect Value Momentum Trend ETF	29,036	$670,441
First Trust Managed Futures Strategy Fund	25,715	1,149,085
iM DBi Managed Futures Strategy ETF	8,743	223,104
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	93,228	1,264,172
WisdomTree Managed Futures Strategy Fund	41,174	1,460,854
		4,767,656
Total Exchange Traded Funds
(Cost $38,381,671)		37,486,201

	Shares	Value
Short-Term Investment (3.84%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.09%(b)(c)	1,483,147	$1,483,147

Total Short-Term Investment
(Cost $1,483,147)		1,483,147

Total Investments (100.99%)
(Cost $39,864,818)		$38,969,348

Liabilities Less Other Assets (-0.99%)		(383,243)

Net Assets (100.00%)		$38,586,105

Percentages based on Net Assets.

*	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor.
(a)	This security or a partial position of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $1,461,732.
(b)	Rate shown is the 7-day effective yield as of July 31, 2020.
(c)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of July 31, 2020 was $1,483,147.

Investment Abbreviations:
ETF - Exchange Traded Funds
FTSE - Financial Times Stock Exchange
MBS - Mortgage Backed Security
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poor's Depository Receipt
TIPS - Treasury Inflation Protected Security

Transactions with affiliated companies during the period ended July 31, 2020 are as follows:

Security Name	Value at 4/30/2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value at 7/31/2020	Shares at 7/31/2020	Dividend Income
Cambria Emerging Shareholder Yield ETF	$1,336,094	$–	$(40,554)	$208,682	$(4,873)	$1,499,349	52,815	$22,072
Cambria Foreign Shareholder Yield ETF	1,522,930	–	(46,801)	181,373	(5,655)	1,651,847	84,192	19,890
Cambria Global Value ETF	1,369,129	–	(40,543)	133,335	(11,525)	1,450,396	81,897	11,814
Cambria Shareholder Yield ETF	1,539,048	–	(46,893)	167,278	(3,353)	1,656,080	50,037	11,314
Cambria Sovereign Bond ETF	2,471,562	–	(73,935)	271,376	(2,459)	2,666,544	105,397	8,566
Cambria Tail Risk ETF	661,861	–	(18,440)	(18,471)	(930)	624,020	28,249	399
Cambria Value and Momentum ETF	2,450,571	–	(71,438)	192,265	3,488	2,574,886	147,271	13,992
	$11,351,195	$–	$(338,604)	$1,135,838	$(25,307)	$12,123,122	549,858	$88,047

As of July 31, 2020, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2020 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Cannabis ETF
Health Care	46.63%
Consumer Staples	30.97%
Materials	7.32%
Consumer Discretionary	7.24%
Real Estate	5.18%
Financial	2.66%
100.00%

Percentages based on total investments.

Cambria Cannabis ETF

Schedule of Investments

July 31, 2020 (Unaudited)

	Shares	Value
Common Stocks (97.37%)
Consumer Discretionary (7.04%)
Greenlane Holdings, Inc., Class A(a)	231,700	$894,362

Consumer Staples (30.15%)
Altria Group, Inc.	10,000	411,500
British American Tobacco PLC	19,680	650,341
Constellation Brands, Inc., Class A	4,940	880,308
Neptune Wellness Solutions, Inc.(a)(b)	84,840	236,704
New Age Beverages Corp.(a)	111,100	252,197
Philip Morris International, Inc.	5,760	442,426
Turning Point Brands, Inc.	10,680	351,158
Universal Corp.	4,160	175,386
Village Farms International, Inc.(a)(b)	70,160	427,274
		3,827,294
Financials (2.59%)
Canopy Rivers, Inc.(a)(b)	440,780	329,075

Health Care (45.41%)
Aphria, Inc.(a)	202,600	967,415
Arena Pharmaceuticals, Inc.(a)	4,440	272,572
Aurora Cannabis, Inc.(a)(b)	21,893	223,090
CannTrust Holdings, Inc.(a)(b)	229,762	75,431
Canopy Growth Corp.(a)	35,200	643,456
Charlottes Web Holdings, Inc.(a)(b)	62,740	217,807
Corbus Pharmaceuticals Holdings, Inc.(a)	41,800	262,086
Cronos Group, Inc.(a)	65,060	426,143
Green Organic Dutchman Holdings, Ltd.(a)(b)	326,200	97,413
GW Pharmaceuticals PLC, ADR(a)	10,620	1,355,431
HEXO Corp.(a)(b)	110,860	74,830
MediPharm Labs Corp.(a)(b)	308,040	239,174
Organigram Holdings, Inc.(a)	164,600	199,076
Supreme Cannabis Co., Inc.(a)(b)	713,860	122,579
Tilray, Inc.(a)(b)	23,280	171,806
Valens Co., Inc.(a)(b)	66,660	104,012
Vivo Cannabis, Inc.(a)(b)	1,382,620	258,057
Weedmd, Inc.(a)	202,700	53,722
		5,764,100
Materials (7.13%)
Scotts Miracle-Gro Co.	5,708	905,117

Real Estate (5.05%)
Innovative Industrial Properties, Inc.(c)	6,146	640,598

Total Common Stocks
(Cost $17,128,039)		12,360,546

	Shares	Value
Short-Term Investment (9.94%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.09%(d)(e)	1,261,650	$1,261,650

Total Short-Term Investment
(Cost $1,261,650)		1,261,650

Total Investments (107.31%)
(Cost $18,389,689)		$13,622,196

Liabilities Less Other Assets (-7.31%)		(927,535)

Net Assets (100.00%)		$12,694,661

Percentages based on Net Assets.

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 was $1,134,066.
(c)	Real Estate Investment Trust.
(d)	Rate shown is the 7-day effective yield as of July 31, 2020.
(e)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of July 31, 2020 was $1,261,650.

Investment Abbreviations:

ADR - American Depository Receipt

Cambria Cannabis ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$894,362	$–	$–	$894,362
Consumer Staples	3,827,294	–	–	3,827,294
Financials	329,075	–	–	329,075
Health Care	5,688,669	75,431	–	5,764,100
Materials	905,117	–	–	905,117
Real Estate	640,598	–	–	640,598
Short-Term Investment	1,261,650	–	–	1,261,650
Total	$13,546,765	$75,431	$–	$13,622,196

For the period ended July 31, 2020 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Schedules of Investments for further information regarding fair value measurements.

Cambria ETF Trust

Notes to Schedules of Investments

July 31, 2020 (Unaudited)

1.	ORGANIZATION

Cambria ETF Trust (the “Trust”), a Delaware statutory trust, was formed on September 9, 2011 as an open-end registered management investment company under the Investment Company Act of 1940, as amended. The Trust is comprised of multiple exchange traded funds (“ETFs”). These schedules of investments and corresponding notes relate only to Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF, Cambria Global Momentum ETF, Cambria Global Asset Allocation ETF, Cambria Value and Momentum ETF, Cambria Sovereign Bond ETF, Cambria Emerging Shareholder Yield ETF, Cambria Tail Risk ETF, Cambria Trinity ETF and Cambria Cannabis ETF (each, a “Fund” and, collectively, the “Funds”). Cambria Investment Management, L.P. (the “Investment Adviser”) serves as the investment adviser to the Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is diversified, except Cambria Sovereign Bond ETF. The Funds are actively managed.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid.

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seeks to obtain a bid price from at least one independent broker.

Futures are valued at the settlement price established for the business day by the board of trade on which they are traded. Settlement prices for financial futures are provided by an independent pricing agent.

Options are valued at the mean between the last bid and ask prices reported from the options exchange on which such options are listed. If there is no reported sale, long options positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures established by the Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

For the period ended July 31, 2020, there have been no significant changes to the Funds’ fair valuation methodologies.